Subsequent Events (Details Narrative)	Jun. 08, 2020
Subsequent Event [Member] | Common Stock [Member] | Equity Financing Agreement [Member]
Agreement, description	The Company, entered into an Equity Financing Agreement ("Equity Financing Agreement") and Registration Rights Agreement ("Registration Rights Agreement") with GHS Investments LLC, a Nevada limited liability company ("GHS"). Under the terms of the Equity Financing Agreement, GHS agreed to provide the Company with up to $2,000,000 upon effectiveness of a registration statement on Form S-1 (the "Registration Statement") filed with the U.S. Securities and Exchange Commission (the "Commission") As a result we issued 764,526 Shares of common stock as an inducement fee.